Trade accounts receivable - Allowances (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade accounts receivable
Beginning balance	€ 1,369,800	€ 971,381
Impairment loss		200,812
Reversal of impairment loss	(291,756)
Provision for expected credit losses		189,668
Reversal of provision for expected credit losses	(335,855)
Currency translation effect	(33,309)	7,939
Ending balance	€ 708,880	€ 1,369,800